Provisions for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Provisions for expected credit losses
Increase in portfolio overlay	$ 489
Portfolio Overlays	1,136	$ 647	$ 902
COVID-19 impacts
Provisions for expected credit losses
Portfolio Overlays	549	557	827
Supply chain disruptions and labour shortages
Provisions for expected credit losses
Portfolio Overlays	247	0	0
Serviceability concerns from the expected economic environment
Provisions for expected credit losses
Portfolio Overlays	270	90	7
Extreme weather events
Provisions for expected credit losses
Portfolio Overlays	$ 70	$ 0	$ 68